VIRTUS AllianzGI Preferred Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.1%
U.S. Treasury Bonds 1.375%, 8/15/50	$ 35	$30
Total U.S. Government Security (Identified Cost $28)		30

Corporate Bonds and Notes—62.3%
Communications—5.2%
ViacomCBS, Inc. 6.250%, 2/28/57	290	332
Vodafone Group plc 5.125%, 6/4/81	800	808
		1,140

Consumer, Cyclical—3.3%
General Motors Financial Co., Inc. Series C 5.700% (1)	97	109
United Airlines, Inc. 144A 4.625%, 4/15/29(2)	600	621
		730

Energy—12.4%
Enbridge, Inc. 6.250%, 3/1/78	75	82
Energy Transfer LP
Series G 7.125%(1)	935	965
Series H 6.500%(1)	400	408
Murphy Oil Corp. 6.375%, 7/15/28	440	464
Plains All American Pipeline LP Series B 6.125% (1)	801	707
Transcanada Trust 5.500%, 9/15/79	90	98
		2,724

Financials—37.3%
Ally Financial, Inc. Series B 4.700% (1)	425	440
American International Group, Inc. 8.175%, 5/15/58	374	541
Banco Santander S.A. 4.750% (1)	400	405
Citizens Financial Group, Inc. Series B 6.000% (1)	165	172
	Par Value	Value

Financials—continued
Deutsche Bank AG 6.000% (1)	$950	$1,003
Discover Financial Services Series C 5.500% (1)	545	584
Global Atlantic Fin Co. 144A 4.700%, 10/15/51(2)	600	601
Intesa Sanpaolo SpA 144A 7.700% (1)(2)	200	229
JPMorgan Chase & Co. 4.000% (1)	600	608
Lincoln National Corp. (3 month LIBOR + 2.358%) 2.513%, 5/17/66(3)	1,085	957
MetLife, Inc.
10.750%, 8/1/39	860	1,487
144A 9.250%, 4/8/38(2)	215	326
Standard Chartered plc 144A 4.750% (1)(2)	400	412
SVB Financial Group Series C 4.000% (1)	440	448
		8,213

Utilities—4.1%
Edison International Series A 5.375% (1)	640	645
Southern Co. (The) Series A 3.750%, 9/15/51	250	251
		896

Total Corporate Bonds and Notes (Identified Cost $12,958)		13,703

	Shares
Preferred Stocks—35.1%
Communication Services—3.6%
AT&T, Inc. Series C, 4.750%	19,100	508
United States Cellular Corp. Series C, 6.250%	10,370	284
		792

Consumer Discretionary—0.3%
Ford Motor Co., 6.000%	3,000	82
Financials—30.3%
Athene Holding Ltd. Series A, 6.350%	29,468	866
	Shares	Value

Financials—continued
Bank of America Corp. Series NN, 4.375%	23,400	$613
Bank of Hawaii Corp. Series A, 4.375%	16,000	408
Capital One Financial Corp. Series J, 4.800%	8,000	211
Citigroup Capital XIII, 6.556%(3)	17,095(4)	477
First Horizon Corp. Series F, 6.500%	31,910	893
First Horizon Corp., 4.700%	4,000	102
Regions Financial Corp. Series E, 4.450%	40,000	1,015
Regions Financial Corp. Series C, 5.700%	24,618	729
Synchrony Financial Series A, 5.625%	17,985	492
Truist Financial Corp. Series Q, 5.100%(1)	230(4)	258
Wells Fargo & Co. Series CC, 4.375%	23,750	603
		6,667

Industrials—0.9%
General Electric Co. Series D, 3.449%(1)(3)	200,000(4)	196
Total Preferred Stocks (Identified Cost $7,275)		7,737

Total Long-Term Investments—97.5% (Identified Cost $20,261)		21,470

Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(5)	764,250	764
Total Short-Term Investment (Identified Cost $764)		764

TOTAL INVESTMENTS—101.0% (Identified Cost $21,025)		$22,234
Other assets and liabilities, net—(1.0)%		(229)
NET ASSETS—100.0%		$22,005
See Notes to Schedule of Investments

VIRTUS AllianzGI Preferred Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Abbreviations:
LIBOR	London Interbank Offered Rate
LP	Limited Partnership

Footnote Legend:
(1)	No contractual maturity date.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $2,189 or 9.9% of net assets.
(3)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Value shown as par value.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	82%
United Kingdom	6
Germany	4
Bermuda	4
Spain	2
Italy	1
Canada	1
Total	100%
† % of total investments as of June 30, 2021.
Exchange-Traded Futures contracts as of June 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
5 Year U.S Treasure Note Future	September 2021	3	$370	$—	$(1)
Total				$—	$(1)

Centrally cleared credit default swap - buy protection(1) outstanding as of June 30, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Simon Property Group LP	Quarterly	ICE	1.000%	06/20/26	$(105)	$(2)	$—(3)	$—	$(2)
Total						$(2)	$—(3)	$—	$(2)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS AllianzGI Preferred Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$13,703	$—	$13,703
U.S. Government Security	30	—	30
Equity Securities:
Preferred Stocks	7,737	7,283	454
Money Market Mutual Fund	764	764	—
Total Assets	22,234	8,047	14,187
Liabilities:
Other Financial Instruments:
Futures Contract	(1)	(1)	—
Centrally Cleared Credit Default Swap	(2)	—	(2)
Total Liabilities	(3)	(1)	(2)
Total Investments	$22,231	$8,046	$14,185
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI PREFERRED SECURITIES AND INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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